Peoples Bancorp of North Carolina Inc (Parent Company Only) Condensed Financial Statements (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest-bearing time deposit	$ 28,347	$ 49,556
Investment in subsidiaries	390,731	394,798
Total assets	1,651,962	1,635,910
Junior subordinated debentures	15,464	15,464
Total liabilities	1,521,399	1,514,894
Total shareholders' equity	130,563	121,016	$ 105,195	$ 142,369
Total liabilities and shareholders' equity	1,651,962	1,635,910
Parent Company
Cash	425	590
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	144,061	134,598
Investment in PEBK Capital Trust II	464	464
Other assets	138	0
Total assets	146,088	136,652
Junior subordinated debentures	15,464	15,464
Total liabilities	61	172
Total shareholders' equity	130,563	121,016
Total liabilities and shareholders' equity	$ 146,088	$ 136,652